Financial Instruments and Fair Value - Schedule of Assets and Liabilities are Considered to have Carrying Amounts (Parentheticals) (Details)	Dec. 31, 2024	Dec. 31, 2023
Level 3 [Member]
Financial Instruments and Fair Value - Schedule of Assets and Liabilities are Considered to have Carrying Amounts (Parentheticals) (Details) [Line Items]
Exact sciences warrants	5 years	5 years